Offsetting Financial Assets and Financial Liabilities (Summary of Offsetting Financial Assets and Financial Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 305,424	$ 326,078
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	19,146	34,363
Net amount of financial instruments presented in the Consolidated Balance Sheet	286,278	291,715
Amounts subject to an enforceable master netting agreement	63,753	59,591
Collateral	198,330	202,036
Net Amount	24,195	30,088
Gross amounts of recognized financial instruments before balance sheet netting	289,414	272,857
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	19,146	34,363
Net amount of financial instruments presented in the Consolidated Balance Sheet	270,268	238,494
Amounts subject to an enforceable master netting agreement	63,753	59,591
Collateral	199,221	167,369
Net Amount	7,294	11,534
Derivative financial liabilities [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	70,256	78,125
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	1,888	6,485
Net amount of financial instruments presented in the Consolidated Balance Sheet	68,368	71,640
Amounts subject to an enforceable master netting agreement	42,849	47,300
Collateral	19,903	14,279
Net Amount	5,616	10,061
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	219,158	194,732
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	17,258	27,878
Net amount of financial instruments presented in the Consolidated Balance Sheet	201,900	166,854
Amounts subject to an enforceable master netting agreement	20,904	12,291
Collateral	179,318	153,090
Net Amount	1,678	1,473
Derivative Financial Assets [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	79,949	93,867
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	1,888	6,485
Net amount of financial instruments presented in the Consolidated Balance Sheet	78,061	87,382
Amounts subject to an enforceable master netting agreement	42,849	47,300
Collateral	14,214	13,526
Net Amount	20,998	26,556
Securities purchased under reverse repurchase agreements [member]
Disclosure Of OffSetting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	225,475	232,211
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	17,258	27,878
Net amount of financial instruments presented in the Consolidated Balance Sheet	208,217	204,333
Amounts subject to an enforceable master netting agreement	20,904	12,291
Collateral	184,116	188,510
Net Amount	$ 3,197	$ 3,532